Property, plant and equipment - Summary of Movements in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	€ 9,377
Property, plant and equipment at end of period	10,259	€ 9,377
Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	9,377
Includes capital expenditures for assets under construction	1,602	1,246
Property, plant and equipment at end of period	10,259	9,377
Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	3,072
Includes capital expenditures for assets under construction	234	189
Property, plant and equipment at end of period	3,387	3,072
Freehold land
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	471
Property, plant and equipment at end of period	556	471
Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	6,305
Includes capital expenditures for assets under construction	1,368	1,057
Property, plant and equipment at end of period	6,872	6,305
Cost | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	19,628	19,816
Additions through business combinations	1	1
Additions	1,740	1,502
Disposals and other movements	(1,189)	(862)
Hyperinflationary adjustment	664	(82)
Reclassification as held for sale	(96)	(7)
Currency retranslation	156	(740)
Property, plant and equipment at end of period	20,904	19,628
Cost | Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	4,671	4,708
Additions through business combinations	0	0
Additions	319	280
Disposals and other movements	(116)	(96)
Hyperinflationary adjustment	223	29
Reclassification as held for sale	(27)	6
Currency retranslation	34	(256)
Property, plant and equipment at end of period	5,104	4,671
Cost | Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	14,957	15,108
Additions through business combinations	1	1
Additions	1,421	1,222
Disposals and other movements	(1,073)	(766)
Hyperinflationary adjustment	441	(111)
Reclassification as held for sale	(69)	(13)
Currency retranslation	122	(484)
Property, plant and equipment at end of period	15,800	14,957
Accumulated depreciation | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(10,251)	(10,400)
Depreciation, property, plant and equipment	(1,005)	(949)
Disposals and other movements	938	715
Hyperinflationary adjustment	(279)	118
Reclassification as held for sale	65	3
Currency retranslation	(113)	262
Property, plant and equipment at end of period	(10,645)	(10,251)
Accumulated depreciation | Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,599)	(1,599)
Depreciation, property, plant and equipment	(119)	(116)
Disposals and other movements	45	80
Hyperinflationary adjustment	(33)	6
Reclassification as held for sale	15	(6)
Currency retranslation	(26)	36
Property, plant and equipment at end of period	(1,717)	(1,599)
Accumulated depreciation | Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(8,652)	(8,801)
Depreciation, property, plant and equipment	(886)	(833)
Disposals and other movements	893	635
Hyperinflationary adjustment	(246)	112
Reclassification as held for sale	50	9
Currency retranslation	(87)	226
Property, plant and equipment at end of period	€ (8,928)	€ (8,652)